Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Estimated fair value	S/ 14,188,473	S/ 13,328,593
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	12,999,046	13,405,369
Unrealized gross amount - Gains	1,023,694	133,620
Unrealized gross amount - Losses	(12,711)	(395,463)
Estimated fair value	14,010,029	13,143,526
Accrued interest	178,444	185,067
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Amortized cost	7,562,985	7,687,065
Unrealized gross amount - Gains	648,601	80,122
Unrealized gross amount - Losses	(12,300)	(286,043)
Estimated fair value	S/ 8,199,286	S/ 7,481,144
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.71%	2.01%
Annual effective interest rates - Foreign	2.26%	2.80%
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	21.76%	9.58%
Annual effective interest rates - Foreign	10.73%	8.90%
Debt instruments measured at fair value through other comprehensive income [member] | Peruvian Sovereign Bonds [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 3,213,581	S/ 2,702,571
Unrealized gross amount - Gains	330,856	46,714
Unrealized gross amount - Losses	(242)	(65,955)
Estimated fair value	S/ 3,544,195	S/ 2,683,330
Debt instruments measured at fair value through other comprehensive income [member] | Peruvian Sovereign Bonds [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	1.59%	2.37%
Debt instruments measured at fair value through other comprehensive income [member] | Peruvian Sovereign Bonds [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	5.31%	8.19%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by BCRP [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 1,481,962	S/ 1,381,011
Unrealized gross amount - Gains	1,533	179
Unrealized gross amount - Losses	(2)	(711)
Estimated fair value	S/ 1,483,493	S/ 1,380,479
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by BCRP [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.15%	2.73%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by BCRP [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	3.04%	3.05%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 626,087	S/ 804,309
Unrealized gross amount - Gains	42,153	5,166
Unrealized gross amount - Losses	(167)	(14,477)
Estimated fair value	S/ 668,073	S/ 794,998
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.24%	4.10%
Annual effective interest rates - Foreign	3.61%	4.97%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	4.14%	6.01%
Annual effective interest rates - Foreign	5.14%	8.81%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 114,431	S/ 271,482
Unrealized gross amount - Gains	551
Unrealized gross amount - Losses		(4,046)
Estimated fair value	S/ 114,982	S/ 267,436
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Foreign	2.24%	2.29%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of colombia [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Foreign	2.46%	7.48%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Amortized cost		S/ 332,311
Unrealized gross amount - Gains		1,439
Unrealized gross amount - Losses		(14,692)
Estimated fair value		S/ 319,058
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic		6.39%
Annual effective interest rates - Foreign		3.66%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic		7.40%
Annual effective interest rates - Foreign		3.71%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the united mexican states [member]
Disclosure of financial assets [line items]
Amortized cost		S/ 105,749
Unrealized gross amount - Losses		(7,133)
Estimated fair value		S/ 98,616
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the united mexican states [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Foreign		4.16%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the united mexican states [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Foreign		6.28%
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds of the United States of America [member]
Disclosure of financial assets [line items]
Amortized cost		S/ 83,888
Unrealized gross amount - Losses		(1,039)
Estimated fair value		S/ 82,849
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds of the United States of America [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Foreign		2.47%
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds of the United States of America [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Foreign		2.53%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of chile [member]
Disclosure of financial assets [line items]
Amortized cost		S/ 36,983
Unrealized gross amount - Losses		(1,367)
Estimated fair value		S/ 35,616
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of chile [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Foreign		3.74%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of chile [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Foreign		3.74%